Contingencies (Details) - Tax contingent liability [Member] MXN in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN	Nov. 30, 2010 USD ($)	Nov. 30, 2010 MXN
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities | $			$ 10.0
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses | $			4.3
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed | $			$ 4.8
Portion of disputed tax deduction remaining relating to transactions with certain suppliers | $	$ 5.2
Portion of disputed tax deduction remaining relating to value added taxes | $	0.9
Value of bond that may be required to secure value added tax portion | $	$ 0.9
Mexican Peso [Member]
Disclosure of contingent liabilities [line items]
Amount of tax deduction disallowed by Mexican tax authorities | MXN				MXN 196.8
Amount of tax deduction disallowed by Mexican tax authorities that would be applied against available tax losses | MXN				84.4
Amount of tax deduction disallowed by Mexican tax authorities, subsequently reversed | MXN				MXN 94.6
Portion of disputed tax deduction remaining relating to transactions with certain suppliers | MXN		MXN 102.2
Portion of disputed tax deduction remaining relating to value added taxes | MXN		17.8
Value of bond that may be required to secure value added tax portion | MXN		MXN 17.8